Statement of Changes in Net Assets Available for Benefits - EBP 020 $ in Thousands	12 Months Ended
Dec. 31, 2025 USD ($)
Contributions:
Employee	$ 5,544
Employer	2,301
Total Contributions	7,845
Deductions:
Benefits Paid to Participants or Their Beneficiaries	14,874
Total Deductions	14,874
Interest from Notes Receivable from Participants	347
Net Transfers to Other Plans	(469)
Net Increase in Net Assets Available for Benefits During the Year	8,577
Net Assets Available for Benefits at Beginning of Year	104,672
Net Assets Available for Benefits at End of Year	113,249
Plan's Interest in Commingled Trust
Deductions:
Net Investment Gain	15,725
Pooled Separate Accounts
Deductions:
Net Investment Gain	$ 3